Investment in Associate - Additional Information (Detail) € in Thousands, $ in Millions			12 Months Ended
	Jan. 08, 2021 EUR (€)	Jan. 08, 2021 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020
Disclosure of associates [line items]
Share of profit/(loss) of associate | €			€ (18,395)	€ (17,697)	€ 12,041
Major business combination [member]
Disclosure of associates [line items]
Consideration received | $		$ 150.0
VISEN
Disclosure of associates [line items]
Ownership			43.93%	43.93%		50.00%
Share of profit/(loss) of associate | €	€ 42,300
Proportion of voting rights held in associate	43.93%	43.93%
VISEN | Major business combination [member]
Disclosure of associates [line items]
Consideration received | $		$ 12.5